Income Taxes (Details) - Schedule of Net Deferred Tax Asset - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Asset:
Net operating loss carryforward	$ 2,538,565	$ 1,550,388
Total deferred tax asset before valuation allowance	2,538,565	1,550,388
Valuation allowance	(2,538,565)	(1,550,388)
Net deferred tax asset